General and Administrative Expenses	12 Months Ended
Mar. 31, 2022
Selling, general and administrative expense [Abstract]
General and Administrative Expenses [Text Block]

24. General and Administrative Expenses

General and administrative expenses were comprised of the following for the years ending:

	March 31, 2022	March 31, 2021
Management fees, salaries and wages	$1,259,958	$598,629
Marketing	592,837	466,429
Office, administration, and regulatory	4,978,979	2,071,525
Professional fees, advisory, and consulting	4,121,165	2,005,562
Total	$10,952,939	$5,142,145